10. Transactions with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Salaries and benefits	R$ (1,708,111)	R$ (1,656,785)	R$ (1,580,531)
Key Management Personnel of Entity [Member]
Disclosure of transactions between related parties [line items]
Salaries and benefits	57,838	38,134	28,700
Related taxes and charges	6,019	4,690	5,352
Share-based payments	11,219	11,226	10,469
Remuneration	R$ 75,076	R$ 54,050	R$ 44,521